RECEIVABLES DIGITAL ASSETS (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
U S D 1 [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of digital asset and stablecoin receivables	15,000
Change in fair value of digital assets receivable
Tokens used to settle put rights	(15,000)
Digital asset receivable as of March 31
Locked Ton [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of digital asset and stablecoin receivables	9,016
Change in fair value of digital assets receivable	(2,349)
Receipt of digital asset receivables	(6,667)
Tokens used to settle put rights
Digital asset receivable as of March 31
Total [Member]
IfrsStatementLineItems [Line Items]
Digital asset value as of April 1
Contribution of digital asset and stablecoin receivables	24,016
Change in fair value of digital assets receivable	(2,349)
Receipt of digital asset receivables	(6,667)
Tokens used to settle put rights	(15,000)
Digital asset receivable as of March 31